Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 105.3	$ 54.8	$ 187.3	$ 103.2
Operating expenses	(229.0)	(81.6)	(323.3)	(170.5)
Net income (loss)	(165.3)	(59.9)	(216.6)	(114.3)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	26.7	29.3	56.1	51.8
Operating expenses	(26.0)	(27.4)	(54.5)	(47.7)
Net income (loss)	(2.7)	2.5	(1.4)	1.1
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	24.9	58.5	47.7	23.9
Operating expenses	(24.4)	(63.3)	(46.6)	(17.9)
Net income (loss)	$ 0.7	(1.5)	$ 1.4	3.3
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		27.1		173.2
Operating expenses		(35.7)		(148.0)
Net income (loss)		(16.3)		28.4
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue		13.8		71.9
Operating expenses		(8.6)		(81.7)
Net income (loss)		$ 3.7		$ (9.8)